INVESTMENTS IN ASSOCIATED COMPANIES - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2020
ASSETS
Current assets	$ 278,917	$ 299,147
Total assets	3,489,018	3,257,291
LIABILITIES AND EQUITY
Current liabilities	226,191	211,628
Stockholders' equity	1,921,891	1,917,033	$ 1,928,741
Investment in equity investees	58,536	65,400
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	885,767	1,113,456	1,203,181
Net income	112,268	461,847	527,218
Share of income	$ 12,316	$ 40,793	$ 24,482
SwissMarine
LIABILITIES AND EQUITY
Percentage of ownership in equity investees	15.92%	16.40%	17.50%	15.92%	16.40%	16.40%	17.50%
Investment in equity investees	$ 48,622	$ 51,437	$ 39,722
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Share of income	$ 4,988	$ 21,543	$ 24,351
UFC
LIABILITIES AND EQUITY
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Investment in equity investees	$ 2,673	$ 4,212	$ 1,618
TFG Marine
LIABILITIES AND EQUITY
Percentage of ownership in equity investees	10.00%	10.00%	10.00%					10.00%
Investment in equity investees	$ 7,241	$ 10,211	$ 0
Other
LIABILITIES AND EQUITY
Investment in equity investees	9,914	13,963
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Share of income	7,328	19,250	131
Total
LIABILITIES AND EQUITY
Investment in equity investees	58,536	65,400	41,343
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Share of income	12,316	40,793	24,482
SwissMarine
ASSETS
Current assets	480,769	657,875
Non-current assets	511,710	531,832
Total assets	992,479	1,189,707
LIABILITIES AND EQUITY
Current liabilities	449,250	702,795
Long-term liabilities	237,793	172,272
Stockholders' equity	305,436	314,640
Equity investment of associated companies	48,625	51,601
Other	(3)	(164)
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	1,900,669	2,568,524	2,092,682
Gain sale of vessel	0	0	0
Total operating expense	(1,918,480)	(2,360,220)	(1,959,272)
Net operating (loss) income	(17,811)	208,304	133,410
Net income	21,655	137,328	138,831
Equity in net income	3,447	22,522	24,295
Other	1,541	(979)	56
Other
ASSETS
Current assets	791,526	833,805
Non-current assets	2,984	683
Total assets	794,510	834,488
LIABILITIES AND EQUITY
Current liabilities	717,853	719,308
Long-term liabilities	13	9,250
Stockholders' equity	76,643	105,930
Equity investment of associated companies	9,804	13,964
Other	110	(1)
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	6,434,643	7,602,558	4,346,535
Gain sale of vessel	0	0	0
Total operating expense	(6,379,671)	(7,447,540)	(4,340,467)
Net operating (loss) income	54,972	155,018	6,068
Net income	32,439	120,152	(7,249)
Equity in net income	7,223	19,247	133
Other	105	3	(2)
Total
ASSETS
Current assets	1,272,295	1,491,680
Non-current assets	514,694	532,515
Total assets	1,786,989	2,024,195
LIABILITIES AND EQUITY
Current liabilities	1,167,103	1,422,103
Long-term liabilities	237,806	181,522
Stockholders' equity	382,079	420,570
Equity investment of associated companies	58,429	65,565
Other	107	(165)
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	8,335,312	10,171,082	6,439,217
Gain sale of vessel	0	0	0
Total operating expense	(8,298,151)	(9,807,760)	(6,299,739)
Net operating (loss) income	37,161	363,322	139,478
Net income	54,094	257,480	131,582
Equity in net income	10,670	41,769	24,428
Other	$ 1,646	$ (976)	$ 54